Joint Ventures	12 Months Ended
Dec. 31, 2022
Joint Ventures
Joint Ventures

Note 8Joint Ventures

8.1Investment in joint ventures accounted for under the equity method of accounting.

				Share in profit (loss) of joint ventures
	Equity-accounted investees			accounted for using the equity method
	As of	As of	As of	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2020	2022	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	20,793	8,682	9,720	8,208	6,304	2,010
SQM Qingdao Star Corp Nutrition Co. Ltd.	—	—	—	—	—	83
Pavoni & C. Spa	7,315	7,030	7,222	470	174	9
Covalent Lithium Pty Ltd.	—	—	—	—	—	—
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	—	—	9,028	—	—	(280)
Total	28,108	15,712	25,970	8,678	6,478	1,822

	Share on other comprehensive income joint ventures			Share on total comprehensive income of joint ventures
	accounted for using the equity method			accounted for using the equity method
	As of	As of	As of	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2020	2022	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Coromandel SQM India (*)	—	—	—	—	—	—
SQM Vitas Fzco.	674	429	(1,469)	8,882	6,733	541
SQM Qingdao Star Corp Nutrition Co. Ltd. (*)	—	—	—	—	—	83
SQM Vitas B.V.	—	—	—	—	—	—
Pavoni & C. Spa	(210)	(317)	349	260	(143)	358
Covalent Lithium Pty Ltd.	90	37	16	90	37	16
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	—	—	—	—	—	(280)
Total	554	149	(1,104)	9,232	6,627	718
(*)	These investments were disposed of in 2021
(*)	See more details in Note 8.4 (a).

The amounts described in the following box represent numbers used in the consolidation of the company:

	Equity-accounted investees			Share in profit (loss) of joint ventures
				accounted for using the equity method
	As of	As of	As of	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2020	2022	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	14,667	—	3,511	5,834	4,582	1,018
SQM Vitas Perú S.A.C. (1)	1,340	4,681	1,659	2,293	1,645	660
Total	16,007	4,681	5,170	8,127	6,227	1,678

	Share on other comprehensive income of			Share on total comprehensive income of
	joint ventures accounted for using			joint ventures accounted for using
	the equity method, for the period ended			the equity method, for the period ended
	As of	As of	As of	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2020	2022	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	551	(429)	(1,469)	6,385	4,153	(451)
SQM Vitas Perú S.A.C. (1)	—	—	—	2,293	1,645	660
Total	551	(429)	(1,469)	8,678	5,798	209

(1)	The companies are subsidiaries of:

SQM Vitas Fzco.

					Dividends received for the year ending
				Share of	As of	As of	As of
	Description of the nature		Country of	interest in	December 31,	December 31,	December 31,
Joint venture	of the relationship	Domicile	incorporation	ownership	2022	2021	2020
					ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang Dristrict, Chengdu Municipality, Sichuan Province	China	50%	—	—	—
SQM Vitas Fzco.	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	—	—	—
SQM Qingdao Star Corp Nutrition Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble.	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	—	—	2,223
Pavoni & C. Spa	Production of specialty fertilizers and others for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania -CT, Sicilia	Italy	50%	—	—	—
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	—	—	—
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	—	—	—
Covalent Lithium Pty Ltd.	Development and operation of the Mt. Holland Lithium project, which will include the construction of a lithium extraction and refining mine.	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	—	—	—
Total					—	—	2,223

(*)	The percentages presented correspond to the ownership used in the consolidation of the company.

8.2Assets, liabilities, revenue and expenses from joint ventures

The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not the Company's share of those amounts.

	As of December 31, 2022				For the year ended December 31, 2022
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco. (*)	9,618	—	49	—	—	165	—	165
SQM Vitas Brasil Agroindustria (*)	73,045	6,111	45,894	—	162,026	11,670	602	12,272
SQM Vitas Perú S.A.C. (*)	59,196	7,285	49,596	117	61,387	4,586	—	4,586
Pavoni & C. Spa (*)	11,516	6,358	8,853	802	18,066	939	(344)	595
Covalent Lithium Pty Ltd.	2,077	3,088	7,062	3,017	—	(2,648)	—	(2,648)
Total	155,452	22,842	111,454	3,936	241,479	14,712	258	14,970

	As of December 31, 2021				For the year ended December 31, 2021
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	9,606	—	215	—	—	159	—	159
SQM Vitas Brasil Agroindustria	73,500	4,846	68,794	—	103,335	9,165	(858)	8,307
SQM Vitas Perú S.A.C.	28,610	7,347	24,473	828	48,128	3,289	—	3,289
Pavoni & C. Spa	12,885	6,714	11,226	725	19,599	347	(634)	(287)
Covalent Lithium Pty Ltd.	3,904	2,636	7,498	1,489	—	(864)	74	(790)
Total	128,505	21,543	112,206	3,042	171,062	12,096	(1,418)	10,678

	As of December 31, 2020				For the year ended December 31, 2020
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	29,507	4,412	14,156	—	9	(562)	—	(562)
SQM Vitas Fzco.	(496)	20,431	496	—	—	4,019	—	4,019
SQM Vitas Brasil Agroindustria	40,064	5,527	33,410	—	78,960	2,036	(2,938)	(902)
SQM Vitas Perú S.A.C.	34,548	7,928	33,145	1,080	37,591	1,319	—	1,319
Pavoni & C. Spa	10,645	7,493	9,270	836	15,958	16	698	714
Covalent Lithium Pty Ltd.	1,418	2,131	2,823	910	—	(232)	33	(199)
Total	115,686	47,922	93,300	2,826	132,518	6,596	(2,207)	4,389

8.3Other joint venture disclosures

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	3,866	4,115	9,753	—	—	—
SQM Vitas Brasil Agroindustria	3,820	4,132	82	10,416	—	—
SQM Vitas Perú S.A.C.	2,208	380	4,951	238	117	289
Pavoni & C. Spa	1,088	787	494	7,561	—	—
Covalent Lithium Pty Ltd.	1,931	3,858	—	980	—	—
Total	12,913	13,272	15,280	19,195	117	289

	Depreciation and amortization expense		Interest expense		Income tax benefit (expense)
	for the year ending		for the year ending		for the year ending
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Joint Venture	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Fzco.	—	—	(1)	(1)	—	—
SQM Vitas Brasil Agroindustria	(331)	(278)	(333)	(367)	(3,164)	(1,985)
SQM Vitas Perú S.A.C.	(360)	(354)	(298)	(311)	(2,370)	(1,692)
Pavoni & C. Spa	(183)	(245)	(347)	(459)	(459)	(173)
Covalent Lithium Pty Ltd.	(176)	(167)	(40)	(55)	1,094	343
Total	(1,050)	(1,044)	(1,019)	(1,193)	(4,899)	(3,507)

8.4Disclosure of interests in joint ventures

a)	Transactions in the year 2022
●	As of December 31, 2022, there are no transactions to disclose.
b)	Transactions in the year 2021
●	On February 9, 2021, two of the Company’s subsidiaries signed an agreement to terminate a dispute related to sales contracts and interest in the joint venture of Sichuan SQM Migao Chemical Fertilizers Co Ltd. Consequently, the Company received a US$ 11.5 million compensation.
c)	Transactions in the year 2020
●	SQM Vitas BV became a wholly owned subsidiary of the Company during the second quarter of 2020, through its subsidiary Soquimich European Holdings, at a cost of ThUS$ 1,276 and its name has been changed to SQM Holland. See Note 7.1.
●	In the second quarter of 2020, shares held in Arpa Speciali S.R.L. were sold through SQM Pavoni & C., SpA. At a value of ThUS$ 56, which brought about a loss of ThUS$ 125. An initial installment of ThUS$ 17 was charged, leaving two pending installments of ThUS$ 20 maturing June 30, 2021 and June 30, 2022. The pending installments are classified as other accounts receivable.
●	In the third quarter of 2020, shares held in Coromandel SQM India were sold through Soquimich European Holdings B.V. at a value of ThUS$ 1,604, which brought about a loss of ThUS$ 643.
●	During fourth quarter of 2020, the shares in SQM Qingdao-Star Co, Ltd. were sold through SQM Industrial S.A. for ThUS$ 1,303, which brought about a gain of ThUS$ 62. As of December 31, 2020, the sale proceeds were recorded in other receivables.
●	A gain amounting ThUS$ 7,036 relating to the reversal of the impairment associated with the investment in Sichuan SQM Migao Chemical Fertilizers Co Ltd. was recognized in Other gains (losses) as a result of the agreement made to end a dispute, described above.

8.5Joint Operations

In 2017, together with our subsidiary SQM Australia Pty, we entered into an agreement to acquire 50% of the assets of the Mt Holland lithium project in Western Australia. The Mt Holland lithium project is to design, construct and operate a mine, concentrator and refinery to produce lithium hydroxide.

On February 17, 2021, the Board of Directors approved the investment in the Mount Holland lithium project in Western Australia. SQM's share of the project investment is expected to be approximately US$700 million, between 2021 and

2025. The feasibility study confirms an expected initial production capacity of 50,000 metric tons of lithium hydroxide during the second half of 2024.

As of December 31, 2022, a total of US$475 million has been contributed to Mt. Holland. Lithium project The revised investment budget for this project considers a pending investment balance of US$450 million.